TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	12.31.21	12.31.20
Sundry suppliers (Opex, Capex, Services e Material)	6,243,614	5,741,208
Related parties (Note 29)	442,747	489,339
Amounts payable (operators, cobilling)	217,000	199,562
Interconnection / interlink	229,041	182,895
Total	7,132,402	6,613,004